CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 8,158	$ 17,530
COST OF REVENUES	600	28
GROSS PROFIT	7,558	17,502
OPERATING EXPENSES:
RESEARCH AND DEVELOPMENT EXPENSES, NET	18,697	10,287	$ 10,515
GENERAL AND ADMINISTRATIVE EXPENSES	8,811	6,417	1,895
OPERATING (LOSS) INCOME	(19,950)	798	(12,410)
FINANCE EXPENSES, NET	31	2,739	279
LOSS BEFORE INCOME TAXES	(19,981)	(1,941)	(12,689)
INCOME TAX EXPENSE	19
NET LOSS	$ (20,000)	$ (1,941)	$ (12,689)
LOSS PER ORDINARY SHARE BASIC AND DILUTED	$ (2.14)	$ (1.91)	$ (5.88)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER ORDINARY SHARE	9,716,790	2,305,503	2,300,959